Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Current portion	$ 56,691	$ 39,180	$ 30,694
Long term portion	5,969	1,881	$ 1,352
Deferred revenue	$ 62,660	$ 41,061		$ 32,046